Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	Affimed N.V.
Title of 12(b) Security	Common shares, nominal value €0.01 per share
Trading Symbol	AFMD
Security Exchange Name	NASDAQ
Entity Central Index Key	0001608390
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Interactive Data Current	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	98,287,333
Document Fiscal Year Focus	2020
ICFR Auditor Attestation Flag	true
Document Fiscal Period Focus	FY